PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2023
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
PROPERTY AND EQUIPMENT

6. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	As at December 31
	2022	2023
	RMB	RMB	USD
Buildings	-	6,500	917
Leasehold improvement	24,555	165,917	23,369
Furniture and office equipment	7,817	17,944	2,527
Electronic equipment	13,404	15,633	2,202
Vehicles	2,887	3,072	432
Less: accumulated depreciation	(18,518)	(30,345)	(4,274)
Property and equipment, net	30,145	178,721	25,173
Less: net carrying amount of the discontinued operations	(20,205)	(17,974)	(2,532)
Net carrying amount of the continued operations	9,940	160,747	22,641

Depreciation of property and equipment was RMB5,854 and RMB13,777 for the years ended at December 31, 2022 and 2023 respectively.